Pension and other post-retirement benefits - Estimated future benefit payments (Details 6) SFr in Millions	Dec. 31, 2017 CHF (SFr)
Defined benefit pension plans
Estimated future benefit payments
Next twelve months	SFr 1,195
Year two	931
Year three	922
Year four	926
Year five	896
For five years thereafter	4,652
Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	11
Year two	11
Year three	12
Year four	12
Year five	12
For five years thereafter	55
Bank | International | Defined benefit pension plans
Estimated future benefit payments
Next twelve months	92
Year two	90
Year three	102
Year four	122
Year five	104
For five years thereafter	630
Bank | International | Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	11
Year two	11
Year three	12
Year four	12
Year five	12
For five years thereafter	SFr 55